UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: BASED ON THE JOINT ADMINISTRATORS' EIGHTH PROGRESS REPORT DATED OCTOBER 12, 2012, THE REPORTING PERSON NO LONGER BELIEVES THAT ANY SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE)("LBIE") WILL BE RETURNED TO IT IN KIND, AS THE JOINT ADMINSTRATORS EXPECT TO LIQUIDATE THE AGGREGATE MIX OF SECURITIES RECEIVED FROM LEHMAN BROTHERS, INC. ("LBI") PURSUANT TO ITS OMNIBUS CUSTOMER CLAIM (WHICH INCLUDES CLAIMS TO RECOVER THE SECURITIES PREVIOUSLY HELD BY THE REPORTING PERSON) AND DISTRIBUTE CASH PROCEEDS FROM SUCH LIQIUIDATION TO ITS CUSTOMERS (SUCH AS THE REPORTING PERSON). ACCORDINGLY, THE SECURITIES PREVIOUSLY HELD BY THE REPORTING PERSON AT LBIE ARE NO LONGER BEING REPORTED AS OWNED IN THIS FORM 13F.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576

Signature, Place, and Date of Signing

/s/ John W. McCullough          Birmingham, Alabama            May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $153,198
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name

1.            028-14261                 Harbert Value Fund GP, LLC
2.            028-14262                 Harbert Value Master Fund, Ltd.
----          -------------------       -------------------------------


                                                     FORM 13F INFORMATION TABLE
                                                   Harbert Management Corporation
                                                           March 31, 2013
COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COL 7           COLUMN 8

                                                           VALUE     SHS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION  MGRS   SOLE     SHARED   NONE
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156    4,560    300,000 SH         DEFINED    1,2
AMERICAN INTL GROUP INC       COM NEW           026874784    7,764    200,000 SH         DEFINED    1,2    200,000
BARRICK GOLD CORP             COM               067901108    4,410    150,000     CALL   DEFINED    1,2
CAREFUSION CORP               COM               14170T101    7,873    225,000 SH         DEFINED    1,2    225,000
CISCO SYS INC                 COM               17275R102    7,632    365,000 SH         DEFINED    1,2    365,000
CIT GROUP INC                 COM NEW           125581801    3,913     90,000 SH         DEFINED    1,2     90,000
CIT GROUP INC                 COM NEW           125581801    3,304     76,000     CALL   DEFINED    1,2
CLIFFS NAT RES INC            COM               18683K101    3,802    200,000     PUT    DEFINED    1,2    200,000
DEAN FOODS CO NEW             COM               242370104   14,051    775,000 SH         DEFINED    1,2    775,000
DELPHI AUTOMOTIVE PLC         SHS               G27823106    3,996     90,000 SH         DEFINED    1,2     90,000
ENGILITY HLDGS INC            COM               29285W104    2,814    117,336 SH         DEFINED    1,2    117,336
ENZON PHARMACEUTICALS INC     COM               293904108      783    206,000 SH         DEFINED    1,2    206,000
EXELIS INC                    COM               30162A108    8,788    807,000 SH         DEFINED    1,2    807,000
HESS CORP                     COM               42809H107    3,581     50,000 SH         DEFINED    1,2     50,000
INTERPUBLIC GROUP COS INC     COM               460690100    3,909    300,000 SH         DEFINED    1,2    300,000
ISHARES TR                    HIGH YLD CORP     464288513    9,435    100,000     PUT    DEFINED    1,2    100,000
ISHARES TR                    RUSSELL 2000      464287655    5,656     60,000 SH           SOLE     NONE    60,000
LOEWS CORP                    COM               540424108    8,814    200,000 SH         DEFINED    1,2    200,000
MARATHON OIL CORP             COM               565849106    8,430    250,000 SH         DEFINED    1,2    250,000
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100    7,534    135,000 SH         DEFINED    1,2    135,000
SAFETY INS GROUP INC          COM               78648T100    9,830    200,000 SH         DEFINED    1,2    200,000
SANOFI                        SPONSORED ADR     80105N105    8,939    175,000 SH         DEFINED    1,2                      175,000
SANOFI                        RIGHT 12/31/2020  80105N113      890    500,000 SH         DEFINED    1,2                      500,000
TYSON FOODS INC               CL A              902494103    6,205    250,000 SH         DEFINED    1,2    250,000
WESTERN DIGITAL CORP          COM               958102105    6,285    125,000 SH         DEFINED    1,2    125,000









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